Form N-1A Supplement	Sep. 25, 2026
PLUS Korea Manufacturing Core Alliance Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE LISTED FUNDS TRUST

PLUS Korea Manufacturing Core Alliance Index ETF

(NYSE Arca Ticker: KMCA)

(the “Fund”)

Supplement dated September 25, 2026, to the Fund’s currently effective

Summary Prospectus and Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with those documents.

Akros Index Engineering, Inc. (the “Index Administrator”), the creator and the administrator of the Akros Korea Manufacturing Core Alliance Index (the “Index”), announced changes to the Index methodology that are effective September 28, 2026. Index adjustments reflecting the revised methodology will be made at the next Index rebalancing on the last trading day of September 2026.

Effective September 28, 2026, the fifth paragraph of the “Principal Investment Strategies” section is deleted in its entirety and restated as follows:

After all potential Index constituents have been identified and scored, the Index applies a weighting methodology by applicable Korean Manufacturing Industry whereby approximately 60% of the Index is weighted to the AI Semiconductor Industry; 10% to each of the Rechargeable Battery, Power Grid & Nuclear Energy, and Robotics & Humanoid Industries; and 5% to each of the Shipbuilding and Defense industries, respectively. The target size of the Index is 35 constituents. Within the AI Semiconductor sector, the top two constituents by relative ranking are each assigned a fixed weight of 24.5%, with the remaining AI Semiconductor constituents sharing the residual 11% allocation. With the exception of the top two AI Semiconductor sector constituents, no individual Index constituent can exceed 4.5% of the Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.